Debt Securities (Details) - Schedule of Common Stock Warrants - Warrants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Debt Securities (Details) - Schedule of Common Stock Warrants [Line Items]
Number of Warrants, Outstanding Ending balance	909,225	841,848
Weighted Average Exercise price, Outstanding Ending balance	$ 2.8	$ 2.94
Weighted Average Remaining Contractual Term, Outstanding Ending balance
Aggregate Intrinsic value, Outstanding Ending balance
Number of Warrants, Exercisable	909,225		609,756
Weighted Average Exercise price, Exercisable	$ 2.8
Weighted Average Remaining Contractual Term, Exercisable
Aggregate Intrinsic value, Exercisable
Number of Warrants, Granted	67,407
Weighted Average Exercise price, Granted	$ 1.06
Weighted Average Remaining Contractual Term, Granted
Aggregate Intrinsic value, Granted
Number of Warrants, Excised
Weighted Average Remaining Contractual Term, Excised
Aggregate Intrinsic value, Excised
Number of Warrants, Forfeited or expired
Weighted Average Remaining Contractual Term, Forfeited or expired
Aggregate Intrinsic value, Forfeited or expired